Leases	12 Months Ended
Dec. 31, 2019
Leases
Leases

9. Leases

The Group has operating leases for corporate offices, warehouses and retail stores. In addition, upon the adoption of ASC 842, land use rights, net with total carrying amount of RMB3,271.5 million and RMB3,707.2 million (Note 8) were identified as operating lease right-of-use assets as of January 1, 2019 and December 31, 2019, respectively.

The Group’s leases have remaining lease terms of 4 months to 49 years, some of which include options to terminate the leases within certain periods. The Group considers these options in determining the classification and measurement of the leases when it is reasonably certain that the Group will exercise that option.

The following table provides information related to the Group’s operating leases (in thousands):

Year ended
December 31, 2019
RMB
Operating lease cost (i)	360,383
Cash paid for amounts included in the measurement of operating lease liabilities	284,969
Right-of-use assets obtained in exchange for operating lease obligations:	179,350

(i)	Included short-term lease cost of RMB65.6 million and amortization expenses of land use rights of RMB72.2 million for the year ended December 31, 2019.

The weighted average remaining lease term and discount rate for operating leases as of December 31, 2019 were 1.93 years and 4.35%, respectively.

Prior to adoption of ASC 842, the Group incurred rental expenses in the amounts of approximately RMB172.1 million, and RMB280.7 million for the years ended December 31, 2017 and 2018, respectively.

Maturities of operating lease liabilities as of December 31, 2019 were as follows (in thousands):

RMB
2020	195,945
2021	175,286
2022	97,639
2023	20,338
2024	9,960
Thereafter	2,970
Total operating lease payments	502,138
Less: imputed interest	(30,735)
Total	471,403

The following table summarises the minimum lease payments under noncancelable operating leases with initial or remaining lease terms in excess of one year under ASC 840 as of December 31, 2018 (in thousands):

RMB
2019	230,042
2020	172,290
2021	146,999
2022	47,625
Thereafter	7,844
Total operating lease payments	604,800